Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2019
BIS statistics
Swiss metrics
	Phase-in
end of	2019	2018
Swiss capital (CHF million)
Swiss CET1 capital	41,899	38,810
Going concern capital	56,924	51,634
Gone concern capital	38,574	35,683
Total loss-absorbing capacity (TLAC)	95,498	87,317
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	291,650	286,682
Leverage exposure	915,814	885,854
Swiss capital ratios (%)
Swiss CET1 ratio	14.4	13.5
Going concern capital ratio	19.5	18.0
Gone concern capital ratio	13.2	12.4
TLAC ratio	32.7	30.5
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	4.6	4.4
Going concern leverage ratio	6.2	5.8
Gone concern leverage ratio	4.2	4.0
TLAC leverage ratio	10.4	9.9
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	9.68	9.46
Going concern capital ratio requirement	13.58	12.86
Gone concern capital ratio requirement	11.6	8.9
TLAC ratio requirement	25.18	21.76
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	3.2	2.9
Going concern leverage ratio requirement	4.5	4.0
Gone concern leverage ratio requirement	4.0	3.0
TLAC leverage ratio requirement	8.5	7.0